Changes in Accounting Policies	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Changes in Accounting Policies
4.	CHANGES IN ACCOUNTING POLICIES
There have been no changes in accounting policies. All policies have been applied on a basis consistent with those from previous financial statements.